STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 14, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 57 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed to effect the changes in the Amendment outlined below. The prospectus and the statement of additional information (the “SAI”) included in the Amendment are marked to show changes from Amendment No. 55 to the Registration Statement, which was filed on January 14, 2011.

The changes being effected in the Amendment include:

•	adding specific disclosure regarding short selling and futures contracts in Lazard Capital Allocator Opportunistic Strategies Portfolio;

•

removing the range of the number of permissible holdings for Lazard U.S. Equity Value Portfolio, Lazard U.S. Strategic Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Strategic Equity Portfolio and Lazard Developing Markets Equity Portfolio;

•

eliminating disclosure of the Portfolios’ objectives, strategies and risks stated in response to Item 9 of Form N-1A in “Additional Information About Principal Investment Strategies and Principal Investment Risks” to the extent it duplicates disclosures made in the “Summary Section” in response to Items 2 and 4 of Form N-1A; and

•	updating disclosure in “Taxation” in the SAI for consistency with the Regulated Investment Company Modernization Act of 2010.

In the Amendment we have also included in the prospectus and SAI two portfolios, Lazard Emerging Markets Debt Portfolio and Lazard U.S. Municipal Portfolio, that became effective January 31, 2011.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to complete financial and other information, to respond to any comments the Staff may have on the Amendment and to file outstanding exhibits.

Also filed with this letter are the acceleration requests from the Fund and its principal underwriter, requesting acceleration of the effective date of the Amendment so that it becomes effective as soon as practicable on the morning of Thursday, March 31, 2011.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc:	Janna Manes